CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 525,060	$ 153,145
Accounts receivable, net of allowance for doubtful accounts of $2,205 and $1,915, including $890 and $610 due from affiliates at March 31, 2013 and December 31, 2012, respectively	272,683	204,508
Inventories	493,328	499,462
Prepaid expenses and other current assets, including $1,355 and $878 due from affiliates at March 31, 2013 and December 31, 2012, respectively	36,309	26,990
Insurance receivable		1,260
Total current assets	1,327,380	885,365
Property, plant, and equipment, net of accumulated depreciation	1,346,900	1,351,591
Deferred financing costs, net	11,108	14,439
Insurance receivable	4,042	4,042
Other long-term assets, including $239 and $355 due from affiliates at March 31, 2013 and December 31, 2012, respectively	3,846	3,078
Total assets	2,693,276	2,258,515
Current liabilities:
Note payable and capital lease obligations	1,129	1,091
Accounts payable, including $8,344 and $404 due to affiliates at March 31, 2013 and December 31, 2012, respectively	326,326	364,732
Personnel accruals	8,372	13,966
Accrued taxes other than income taxes	33,499	29,527
Accrued expenses and other current liabilities, including $179 due to affiliates at March 31, 2013 and December 31, 2012	91,867	93,435
Total current liabilities	461,193	502,751
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	550,884	772,078
Accrued environmental liabilities, net of current portion	1,540	1,597
Other long-term liabilities, including $1,271 and $1,315 due to affiliates at March 31, 2013 and December 31, 2012, respectively	1,319	1,323
Total long-term liabilities	553,743	774,998
Commitments and contingencies
Partners' capital:
Common unitholders, 147,600,000 units issued and outstanding at March 31, 2013	1,678,339
General partner's interest	1
Limited partner interest		980,766
Total partners' capital	1,678,340	980,766
Total liabilities and partners' capital/divisional equity	$ 2,693,276	$ 2,258,515